CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 535,976	$ 425,960	$ 316,262
Restricted cash, current	21	49	1,806
Short-term investments (including short-term investments measured at fair value of $261,643, $163,594 and $209,035 as of December 31, 2022, 2023 and 2024, respectively)	209,035	163,594	261,643
Accounts receivable, net	28,555	31,580	25,899
Amounts due from related parties, current	$ 8,322	$ 5,650	$ 8,306
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Prepaid expenses and other current assets	$ 52,713	$ 39,513	$ 29,654
Total current assets	834,622	666,346	643,570
Non-current assets:
Restricted cash, non-current	$ 175	$ 196	450
Amounts due from related parties, non-current			$ 2,969
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Property, equipment and software, net	$ 17,241	$ 15,420	$ 26,827
Operating lease right-of-use assets	13,342	6,419	8,138
Long-term investments (including long-term investments measured at fair value of $80,173, $51,240 and $93,449 as of December 31, 2022, 2023 and 2024, respectively)	130,799	51,712	80,653
Prepayment for long-term investments	52,823
Other non-current assets	1,819	7,024	8,907
Total non-current assets	216,199	80,771	127,944
Total assets	1,050,821	747,117	771,514
Current liabilities:
Accounts payable and other current liabilities (including amounts of the consolidated VIEs without recourse to the Company of $8,104, $7,146 and nil as of December 31, 2022, 2023 and 2024, respectively)	66,548	44,299	44,042
Operating lease liabilities, current (including amounts of the consolidated VIEs without recourse to the Company of $899, $768 and nil as of December 31, 2022, 2023 and 2024, respectively)	3,438	$ 3,866	$ 4,058
Amounts due to related parties, current	$ 900
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Total current liabilities	$ 70,886	$ 48,165	$ 48,100
Operating lease liabilities, non-current (including amounts of the consolidated VIEs without recourse to the Company of $795, $14 and nil as of December 31, 2022, 2023 and 2024, respectively)	9,835	2,246	3,788
Other non-current liabilities (including amounts of the consolidated VIEs without recourse to the Company of nil, $57 and nil as of December 31, 2022, 2023 and 2024, respectively)	1,389	1,533	1,714
Total liabilities	82,110	51,944	53,602
Commitments and contingencies (See note 10)
Mezzanine equity:
Total mezzanine equity		1,361,278	1,257,497
Pony AI Inc. shareholders' (deficit) equity:
Additional paid-in capital	2,228,444	57,759	63,200
Special reserve	220	148	91
Accumulated deficit	(1,287,851)	(739,528)	(614,659)
Accumulated other comprehensive (loss) income	10,134	4,326	(163)
Total Pony AI Inc. shareholders' (deficit) equity	951,122	(677,250)	(551,487)
Non-controlling interests	17,589	11,145	11,902
Total shareholders' (deficit) equity	968,711	(666,105)	(539,585)
Total liabilities, mezzanine equity and shareholders' (deficit) equity	1,050,821	747,117	771,514
Series A convertible redeemable preferred shares
Mezzanine equity:
Total mezzanine equity		14,664	14,818
Series B convertible redeemable preferred shares
Mezzanine equity:
Total mezzanine equity		76,840	76,840
Series B+ Convertible Redeemable Preferred Stock
Mezzanine equity:
Total mezzanine equity		107,135	107,135
Series B2 Convertible Redeemable Preferred Stock
Mezzanine equity:
Total mezzanine equity		68,138	68,138
Series C convertible redeemable preferred shares
Mezzanine equity:
Total mezzanine equity		559,087	559,087
Series C+ Convertible Redeemable Preferred Stock
Mezzanine equity:
Total mezzanine equity		249,884	249,884
Series D convertible redeemable preferred shares
Mezzanine equity:
Total mezzanine equity		285,530	181,595
Class A ordinary shares
Pony AI Inc. shareholders' (deficit) equity:
Ordinary shares	140	10	9
Class B ordinary shares
Pony AI Inc. shareholders' (deficit) equity:
Ordinary shares	$ 35	$ 35	$ 35